ORDINARY SHARE AND SHARE INCENTIVE PLANS - Allocation of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock based compensation expense
Stock-based compensation expense recognized	$ 114	$ 117	$ 293
Cost of Net Sales
Stock based compensation expense
Stock-based compensation expense recognized			28
Selling, general and administrative
Stock based compensation expense
Stock-based compensation expense recognized	$ 114	$ 117	151
Research and development
Stock based compensation expense
Stock-based compensation expense recognized			$ 114